Cover	Sep. 27, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 27, 2021
Entity File Number	001-39864
Entity Registrant Name	Mountain Crest Acquisition Corp. II
Entity Central Index Key	0001832415
Entity Tax Identification Number	85-3472546
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	311 West 43rd Street
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	646
Local Phone Number	493-6558
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units
Trading Symbol	MCADU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	MCAD
Security Exchange Name	NASDAQ
Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights
Trading Symbol	MCADR
Security Exchange Name	NASDAQ